AB Tax-Managed Wealth Appreciation Strategy

Portfolio of Investments

May 31, 2019 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS – 51.5%
Information Technology – 11.2%
Communications Equipment – 0.7%
Cisco Systems, Inc.	84,459	$4,394,402

Electronic Equipment, Instruments & Components – 0.3%
CDW Corp./DE	22,267	2,191,964

IT Services – 2.6%
Automatic Data Processing, Inc.	15,078	2,414,289
Cognizant Technology Solutions Corp. - Class A	1,200	74,316
Fidelity National Information Services, Inc.	30,084	3,619,105
PayPal Holdings, Inc.(a)	21,834	2,396,282
Visa, Inc. - Class A	58,401	9,421,833

		17,925,825

Semiconductors & Semiconductor Equipment – 1.4%
Broadcom, Inc.	7,105	1,787,902
Intel Corp.	8,852	389,842
Texas Instruments, Inc.	34,825	3,632,596
Xilinx, Inc.	39,275	4,018,225

		9,828,565

Software – 4.3%
Adobe, Inc.(a)	11,338	3,071,464
Check Point Software Technologies Ltd.(a)	25,288	2,788,761
Microsoft Corp.	128,684	15,915,637
Oracle Corp.	98,330	4,975,498
VMware, Inc. - Class A	12,137	2,148,006

		28,899,366

Technology Hardware, Storage & Peripherals – 1.9%
Apple, Inc.	60,184	10,536,413
HP, Inc.	22,276	416,116
Xerox Corp.	63,647	1,948,234

		12,900,763

		76,140,885

Financials – 7.9%
Banks – 3.6%
Bank of America Corp.	266,733	7,095,098
Citigroup, Inc.	68,949	4,285,181
JPMorgan Chase & Co.	68,346	7,241,942
Wells Fargo & Co.	129,482	5,745,116

		24,367,337

Capital Markets – 0.6%
Goldman Sachs Group, Inc. (The)	21,913	3,998,903
S&P Global, Inc.	1,777	380,065

		4,378,968

Consumer Finance – 0.6%
Capital One Financial Corp.	4,640	398,437
Synchrony Financial	110,756	3,724,724

		4,123,161

Company	Shares	U.S. $ Value
Diversified Financial Services – 1.0%
Berkshire Hathaway, Inc. - Class B(a)	34,280	$6,767,557

Insurance – 2.1%
Allstate Corp. (The)	1,156	110,410
Everest Re Group Ltd.	17,461	4,324,391
Fidelity National Financial, Inc.	131,157	5,056,102
Progressive Corp. (The)	58,035	4,601,015

		14,091,918

		53,728,941

Health Care – 6.8%
Biotechnology – 1.1%
Biogen, Inc.(a)	8,710	1,910,016
Gilead Sciences, Inc.	64,091	3,989,665
Vertex Pharmaceuticals, Inc.(a)	11,492	1,909,740

		7,809,421

Health Care Equipment & Supplies – 0.6%
Edwards Lifesciences Corp.(a)	17,730	3,026,511
Intuitive Surgical, Inc.(a)	2,145	997,103

		4,023,614

Health Care Providers & Services – 1.7%
Anthem, Inc.	15,728	4,372,070
UnitedHealth Group, Inc.	28,288	6,840,038

		11,212,108

Pharmaceuticals – 3.4%
Eli Lilly & Co.	23,997	2,782,212
Johnson & Johnson	14,995	1,966,594
Merck & Co., Inc.	58,455	4,630,221
Novo Nordisk A/S (Sponsored ADR)	31,227	1,473,914
Pfizer, Inc.	159,874	6,637,969
Roche Holding AG (Sponsored ADR)	67,200	2,209,536
Zoetis, Inc.	35,986	3,636,385

		23,336,831

		46,381,974

Communication Services – 6.4%
Diversified Telecommunication Services – 0.8%
Verizon Communications, Inc.	105,117	5,713,109

Entertainment – 0.9%
Electronic Arts, Inc.(a)	17,485	1,627,504
Walt Disney Co. (The)	34,009	4,490,548

		6,118,052

Interactive Media & Services – 3.2%
Alphabet, Inc. - Class A(a)	1,325	1,466,112
Alphabet, Inc. - Class C(a)	10,558	11,652,126
Facebook, Inc. - Class A(a)	48,044	8,526,369

		21,644,607

Company	Shares	U.S. $ Value
Media – 1.1%
Comcast Corp. - Class A	175,260	$7,185,660

Wireless Telecommunication Services – 0.4%
T-Mobile US, Inc.(a)	34,179	2,510,106

		43,171,534

Consumer Discretionary – 5.9%
Auto Components – 0.4%
Lear Corp.	5,320	633,240
Magna International, Inc. - Class A (United States)	46,128	1,980,736

		2,613,976

Hotels, Restaurants & Leisure – 0.5%
McDonald’s Corp.	14,040	2,783,711
Starbucks Corp.	8,366	636,318

		3,420,029

Internet & Direct Marketing Retail – 0.4%
Booking Holdings, Inc.(a)	1,760	2,914,947

Multiline Retail – 0.6%
Dollar General Corp.	30,905	3,933,588

Specialty Retail – 3.4%
AutoZone, Inc.(a)	4,888	5,020,514
Home Depot, Inc. (The)	36,324	6,896,111
Ross Stores, Inc.	43,400	4,035,766
TJX Cos., Inc. (The)	104,635	5,262,094
Ulta Salon Cosmetics & Fragrance, Inc.(a)	5,899	1,966,609

		23,181,094

Textiles, Apparel & Luxury Goods – 0.6%
NIKE, Inc. - Class B	56,362	4,347,765

		40,411,399

Consumer Staples – 4.0%
Beverages – 0.7%
PepsiCo, Inc.	37,887	4,849,536

Food & Staples Retailing – 2.0%
Costco Wholesale Corp.	18,172	4,353,648
US Foods Holding Corp.(a)	110,639	3,823,684
Walmart, Inc.	54,375	5,515,800

		13,693,132

Household Products – 0.8%
Procter & Gamble Co. (The)	49,573	5,101,557

Tobacco – 0.5%
Altria Group, Inc.	65,349	3,206,022

		26,850,247

Industrials – 3.1%
Aerospace & Defense – 1.3%
Boeing Co. (The)	11,407	3,896,745

Company	Shares	U.S. $ Value

Raytheon Co.	29,480	$5,144,260

		9,041,005

Airlines – 0.5%
Delta Air Lines, Inc.	68,474	3,526,411

Electrical Equipment – 0.1%
Eaton Corp. PLC	3,316	247,009

Industrial Conglomerates – 0.7%
Honeywell International, Inc.	27,975	4,596,572

Road & Rail – 0.5%
Norfolk Southern Corp.	18,679	3,645,020

		21,056,017

Real Estate – 2.8%
Equity Real Estate Investment Trusts (REITs) – 2.3%
CubeSmart	88,621	2,988,300
Mid-America Apartment Communities, Inc.	52,879	6,037,724
Regency Centers Corp.	74,754	4,930,774
Sun Communities, Inc.	16,522	2,086,233

		16,043,031

Real Estate Management & Development – 0.5%
CBRE Group, Inc. - Class A(a)	71,101	3,249,316

		19,292,347

Energy – 1.9%
Oil, Gas & Consumable Fuels – 1.9%
Chevron Corp.	43,129	4,910,237
EOG Resources, Inc.	35,303	2,890,610
Royal Dutch Shell PLC (Sponsored ADR)	82,304	5,173,629

		12,974,476

Utilities – 1.4%
Electric Utilities – 0.9%
American Electric Power Co., Inc.	65,896	5,674,964
Edison International	4,800	284,976

		5,959,940

Multi-Utilities – 0.5%
NiSource, Inc.	124,897	3,478,381

		9,438,321

Materials – 0.1%
Chemicals – 0.1%
Westlake Chemical Corp.	12,817	734,286

Total Common Stocks (cost $260,958,951)		350,180,427

INVESTMENT COMPANIES – 47.4%
Funds and Investment Trusts – 47.4%(b) (c)
AB Discovery Growth Fund, Inc. - Class Z	1,512,466	16,758,118
AB Trust - AB Discovery Value Fund, Inc. - Class Z	854,342	15,608,835

Company	Shares	U.S. $ Value

Bernstein Fund, Inc. - International Small Cap Portfolio - Class Z	4,026,592	$40,990,704
Bernstein Fund, Inc. - International Strategic Equities Portfolio - Class Z	12,164,848	135,273,115
Bernstein Fund, Inc. - Small Cap Core Portfolio - Class Z	1,761,922	18,094,942
Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio - Class Z	736,534	18,840,544
Sanford C. Bernstein Fund, Inc. – AB Tax-Managed International Portfolio - Class Z	4,890,506	76,438,613

Total Investment Companies (cost $358,386,480)		322,004,871

SHORT-TERM INVESTMENTS – 0.4%
Investment Companies – 0.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.34%(b) (c) (d) (cost $2,568,154)	2,568,154	2,568,154

Total Investments – 99.3% (cost $621,913,585)(e)		674,753,452
Other assets less liabilities – 0.7%		5,075,120

Net Assets – 100.0%		$679,828,572

(a)   Non-income producing security.

(b)   Affiliated investments.

(c)   To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(d)   The rate shown represents the 7-day yield as of period end.

(e)   As of May 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $95,271,371 and gross unrealized depreciation of investments was $(42,431,504), resulting in net unrealized appreciation of $52,839,867.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

AB Tax-Managed Wealth Appreciation Strategy

May 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•  Level 1 - quoted prices in active markets for identical investments

•  Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2019:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$350,180,427	$—	$—	$350,180,427
Investment Companies	322,004,871	—	—	322,004,871
Short-Term Investments	2,568,154	—	—	2,568,154

Total Investments in Securities	674,753,452	—	—	674,753,452
Other Financial Instruments(b)	—	—	—	—

Total	$674,753,452	$—	$—	$674,753,452

(a)  See Portfolio of Investments for sector classifications.

(b)  Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions of investments in AB mutual funds for the nine months ended May 31, 2019 is as follows:

							Distributions
Affiliated Issuer	Market Value 8/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 5/31/19 (000)	Dividend Income (000)	Realized Gains (000)
AB Discovery Growth Fund, Inc.	$18,623	$2,327	$221	$4	$(3,975)	$16,758	$37	$2,290
AB Trust - AB Discovery Value Fund, Inc.	18,197	1,679	0	0	(4,267)	15,609	107	1,571
Bernstein Fund, Inc. - International Small Cap Portfolio	44,190	6,034	625	(98)	(8,510)	40,991	826	2,818
Bernstein Fund, Inc. - International Strategic Equities Portfolio	146,862	9,182	4,216	(511)	(16,044)	135,273	2,541	1,571
Bernstein Fund, Inc. - Small Cap Core Portfolio	20,336	2,410	0	0	(4,651)	18,095	45	1,209
Government Money Market Portfolio	80	83,449	80,960	0	(1)	2,568	39	0
Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio	18,997	4,285	2,154	(397)	(1,890)	18,841	297	1,204
Sanford C. Bernstein Fund, Inc.- AB Tax-Managed International Portfolio	82,253	4,497	1,029	(84)	(9,198)	76,439	1,427	0

Total	$349,538	$113,863	$89,205	$(1,086)	$(48,536)	$324,574	$5,319	$10,663